Financial instruments	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial instruments
19. Financial instruments
The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into levels 1 to 3 based on the degree to which the fair value is observable, or based on observable inputs:

	Level 1	Level 2	Level 3
	£m	£m	£m
30 June 2023
Derivatives in designated hedge relationships
Derivative assets	—	14.8	—
Derivative liabilities	—	(51.0)	—
Held at fair value through profit or loss
Other investments	0.4	—	257.5
Derivative assets	—	2.9	—
Derivative liabilities	—	(1.8)	—
Payments due to vendors (earnout agreements)	—	—	(187.9)
Liabilities in respect of put options	—	—	(320.8)
Held at fair value through other comprehensive income
Other investments	7.2	—	67.8
Reconciliation of level 3 fair value measurements:

	Payments due to vendors (earnout agreements)	Liabilities in respect of put options	Other investments
	£m	£m	£m
1 January 2023	(160.1)	(342.1)	358.5
Gains/(losses) recognised in the income statement	25.7	7.1	(24.7)
Gains recognised in other comprehensive income	—	—	0.1
Additions	(66.7)	(2.4)	1.8
Disposals	—	—	(10.4)
Cancellations	—	2.8	—
Settlements	12.4	1.8	—
Exchange adjustments	0.8	12.0	—
30 June 2023	(187.9)	(320.8)	325.3
19. Financial instruments (continued)
The fair values of financial assets and liabilities are based on quoted market prices where available. Where the market value is not available, the Group has estimated relevant fair values on the basis of available information from outside sources. There have been no movements between level 3 and other levels.
Payments due to vendors and liabilities in respect of put options
Future anticipated payments due to vendors in respect of contingent consideration (earnout agreements) are recorded at fair value, which is the present value of the expected cash outflows of the obligations. Liabilities in respect of put option agreements are initially recorded at the present value of the redemption amount in accordance with IAS 32 and subsequently measured at fair value in accordance with IFRS 9. Both types of obligations are dependent on the future financial performance of the entity and it is assumed that future profits are in line with Directors’ estimates. The Directors derive their estimates from internal business plans together with financial due diligence performed in connection with the acquisition.
At 30 June 2023, the weighted average growth rate in estimating future financial performance was 11.6%, which reflects the prevalence of recent acquisitions in the faster growing markets and new media sectors. The weighted average risk adjusted discount rate applied to these obligations at 30 June 2023 was approximately 7.4%.
A one percentage point increase or decrease in the growth rate in estimated future financial performance would increase or decrease the combined liabilities due to earnout agreements and put options by approximately £8.6 million and £8.3 million, respectively. A 0.5 percentage point increase or decrease in the risk adjusted discount rate would decrease or increase the combined liabilities by approximately £6.3 million and £6.5 million, respectively. An increase in the liability would result in a loss in the revaluation and retranslation of financial instruments (note 6), while a decrease would result in a gain.
Other investments
The fair value of other investments included in level 1 are based on quoted market prices. Other investments included in level 3 are unlisted securities, where market value is not readily available. The Group has estimated relevant fair values on the basis of information from outside sources using the most appropriate valuation technique, including all external funding rounds, revenue and EBITDA multiples, the share of fund net asset value and discounted cash flows. The sensitivity to changes in unobservable inputs is specific to each individual investment. A change to one or more of these unobservable inputs to reflect a reasonably possible alternative assumption would not result in a significant change to the fair value.